Real estate properties held for lease, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real estate properties held for lease, net
Total costs	$ 393,821,174	$ 428,763,657
Accumulated depreciation	(71,269,173)	(55,295,790)
Real estate properties held for lease, net	322,552,001	373,467,867	$ 440,300,371
Depreciation expense	$ 11,227,812	7,709,696
Minimum
Real estate properties held for lease, net
Remaining lease periods	25 days
Maximum
Real estate properties held for lease, net
Remaining lease periods	20 years
Pledged as collateral
Real estate properties held for lease, net
Real estate properties held for lease, net	$ 278,724,872	137,103,470
Elementary schools
Real estate properties held for lease, net
Total costs	3,011,399	3,062,464
Basement parking
Real estate properties held for lease, net
Total costs	6,458,198	6,899,693
Kindergartens
Real estate properties held for lease, net
Total costs	4,104,942	4,174,550
Parking Facilities
Real estate properties held for lease, net
Total costs	55,336,381	74,803,844
Clubhouses
Real estate properties held for lease, net
Total costs	7,570,605	7,698,981
Shopping mall
Real estate properties held for lease, net
Total costs	267,753,895	258,828,780
Shopping mall equipment [Member]
Real estate properties held for lease, net
Equipment acquired under finance lease, gross	0	0
Residential properties
Real estate properties held for lease, net
Total costs	$ 49,585,754	$ 73,295,345